UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Small Cap Core Fund

Schedule of Investments

July 31, 2007 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (99.0%)
Aerospace & Defense (1.6%)
BE Aerospace, Inc.*	7,500	$304,200
Cubic Corp.	40,200	1,106,706
Curtiss-Wright Corp.	45,000	1,960,650
United Industrial Corp.§	11,300	713,708
		4,085,264

Air Freight & Couriers (0.2%)
Hub Group, Inc. Class A*	18,800	639,576

Airlines (0.4%)
ExpressJet Holdings, Inc.*§	45,600	238,488
SkyWest, Inc.§	30,300	675,993
		914,481

Auto Components (0.5%)
Accuride Corp.*	35,800	505,138
Cooper Tire & Rubber Co.	11,300	259,787
Wabtec Corp.	11,100	453,324
		1,218,249

Banks (3.2%)
1st Source Corp.§	5,600	114,632
BancFirst Corp.	3,300	133,353
Cathay General Bancorp§	7,900	241,819
Central Pacific Financial Corp.§	10,200	287,742
East West Bancorp, Inc.	56,200	2,060,292
FirstFed Financial Corp.*§	10,500	474,600
Hanmi Financial Corp.§	18,500	268,250
Nara Bancorp, Inc.§	10,400	153,504
Prosperity Bancshares, Inc.§	33,200	940,224
Sterling Bancshares, Inc.§	82,550	859,345
Sterling Financial Corp.	22,800	517,788
Umpqua Holdings Corp.§	35,100	667,602
United Community Banks, Inc.§	12,200	286,090
W Holding Company, Inc.§	27,500	60,775
Whitney Holding Corp.	30,700	767,193
Wilshire Bancorp, Inc.	30,100	309,127
		8,142,336

Beverages (0.4%)
Boston Beer Company, Inc. Class A*	27,900	1,137,204

Biotechnology (0.9%)
Cubist Pharmaceuticals, Inc.*§	20,700	477,342
LifeCell Corp.*§	13,200	405,108
Savient Pharmaceuticals, Inc.*§	43,200	511,488
ViroPharma, Inc.*§	76,200	979,170
		2,373,108

Building Products (0.5%)
AAON, Inc.§	5,100	152,541
Apogee Enterprises, Inc.	22,600	582,176
Lamson & Sessions Co.*§	20,400	451,656
		1,186,373

Chemicals (2.0%)
Cambrex Corp.	22,000	300,520
CF Industries Holdings, Inc.	20,100	1,155,348
H.B. Fuller Co.	54,600	1,508,598
Olin Corp.	19,700	411,139
OM Group, Inc.*	26,600	1,288,504

	Number of
	Shares	Value

COMMON STOCKS
Chemicals
W.R. Grace & Co.*§	21,300	$439,845
		5,103,954

Commercial Services & Supplies (4.3%)
ABM Industries, Inc.§	20,500	515,780
Advance America Cash Advance Centers, Inc.§	23,400	343,278
Atlas Air Worldwide Holdings, Inc.*§	9,400	509,574
Bristow Group, Inc.*§	26,400	1,252,152
CPI Corp.	9,700	569,778
CSG Systems International, Inc.*	15,600	390,312
DeVry, Inc.	30,800	997,920
DynCorp International, Inc. Class A*	13,000	277,030
FactSet Research Systems, Inc.	21,400	1,412,186
Heidrick & Struggles International, Inc.*	19,900	1,069,426
Integrated Electrical Services, Inc.*§	15,300	407,592
Korn/Ferry International*	22,800	538,764
Labor Ready, Inc.*	48,500	1,142,660
Layne Christensen Co.*§	7,000	316,190
Sotheby’s	16,500	705,375
Spherion Corp.*	25,800	227,814
Watson Wyatt Worldwide, Inc. Class A	8,500	378,675
		11,054,506

Communications Equipment (1.6%)
Arris Group, Inc.*	84,100	1,246,362
C-COR, Inc.*	69,800	938,810
Comtech Telecommunications Corp.*§	27,000	1,173,690
CPI International, Inc.*	14,300	243,386
Emulex Corp.*	18,700	370,260
		3,972,508

Computers & Peripherals (0.4%)
Immersion Corp.*§	16,500	257,235
Novatel Wireless, Inc.*§	30,700	660,971
		918,206

Construction & Engineering (2.2%)
EMCOR Group, Inc.*	74,000	2,656,600
Granite Construction, Inc.	4,100	266,459
Perini Corp.*	24,700	1,516,827
URS Corp.*	24,300	1,197,018
		5,636,904

Construction Materials (0.1%)
Texas Industries, Inc.§	4,700	370,407

Containers & Packaging (0.5%)
AptarGroup, Inc.§	19,900	724,360
Rock-Tenn Co. Class A	16,600	509,952
		1,234,312

Diversified Financials (1.7%)
ACA Capital Holdings, Inc.*§	29,800	174,330
Cash America International, Inc.	5,900	216,058
Euronet Worldwide, Inc.*§	19,400	492,954
EZCORP, Inc. Class A*	9,100	109,564
GFI Group, Inc.*§	7,800	581,256
Knight Capital Group, Inc. Class A*	17,700	250,278
MCG Capital Corp.§	40,100	580,247
optionsXpress Holdings, Inc.§	23,400	585,234
Portfolio Recovery Associates, Inc.§	19,000	992,750
SWS Group, Inc.§	25,099	442,997
		4,425,668

	Number of
	Shares	Value

COMMON STOCKS
Diversified Telecommunication Services (0.1%)
SAVVIS, Inc.*	5,800	$217,848

Electric Utilities (1.2%)
Black Hills Corp.§	27,700	1,033,210
Central Vermont Public Service Corp.§	11,500	391,000
Cleco Corp.§	14,700	349,125
El Paso Electric Co.*	30,900	719,043
Unisource Energy Corp.	16,200	492,966
		2,985,344

Electrical Equipment (2.6%)
A.O. Smith Corp.§	10,300	500,065
Acuity Brands, Inc.	32,800	1,938,480
Belden, Inc.§	20,300	1,112,034
Encore Wire Corp.§	9,200	281,060
General Cable Corp.*	8,700	691,650
Genlyte Group, Inc.*	7,900	549,603
Houston Wire & Cable Co.*§	9,800	252,546
Regal-Beloit Corp.	9,200	466,624
Superior Essex, Inc.*	7,100	247,435
Woodward Governor Co.	8,400	485,100
		6,524,597

Electronic Equipment & Instruments (5.3%)
Analogic Corp.	8,700	577,593
Anixter International, Inc.*§	14,600	1,206,690
Checkpoint Systems, Inc.*	17,700	408,339
FLIR Systems, Inc.*§	42,000	1,833,300
Greatbatch, Inc.*§	22,700	704,381
Hittite Microwave Corp.*§	6,600	265,452
Intevac, Inc.*	22,900	372,125
Littelfuse, Inc.*§	14,700	479,073
LoJack Corp.*	38,100	812,292
Methode Electronics, Inc.§	64,200	1,038,114
MTS Systems Corp.	11,600	484,300
Park Electrochemical Corp.§	21,300	631,545
Plexus Corp.*§	44,500	1,079,125
Rofin-Sinar Technologies, Inc.*	10,600	689,742
Technitrol, Inc.	19,100	496,600
Trimble Navigation, Ltd.*§	37,600	1,241,928
Varian, Inc.*	19,600	1,178,744
		13,499,343

Energy Equipment & Services (5.2%)
Allis-Chalmers Energy, Inc.*§	31,500	756,000
Atwood Oceanics, Inc.*	28,000	1,920,800
Basic Energy Services, Inc.*§	23,000	483,460
Complete Production Services, Inc.*	37,300	864,987
Grey Wolf, Inc.*§	70,200	520,182
GulfMark Offshore, Inc.*§	8,100	380,538
Hercules Offshore, Inc.*	35,300	1,059,706
Lufkin Industries, Inc.	14,900	882,229
Oil States International, Inc.*	28,500	1,246,590
Parker Drilling Co.*§	51,000	480,420
SEACOR Holdings, Inc.*	10,100	880,922
Trico Marine Services, Inc.*§	6,800	241,060
Unit Corp.*	33,500	1,844,510
W-H Energy Services, Inc.*	26,600	1,704,528
		13,265,932

Food & Drug Retailing (3.0%)
Arden Group, Inc. Class A§	1,300	165,204
Casey’s General Stores, Inc.	23,000	573,390
Central European Distribution Corp.*§	21,400	881,038

	Number of
	Shares	Value

COMMON STOCKS
Food & Drug Retailing
Flowers Foods, Inc.	36,300	$744,150
Longs Drug Stores Corp.	26,400	1,276,704
Nash Finch Co.§	35,100	1,413,477
Performance Food Group Co.*	32,800	940,048
Terra Industries, Inc.*§	53,000	1,300,090
Village Super Market, Inc. Class A§	4,594	213,897
Weis Markets, Inc.	6,500	255,450
		7,763,448

Food Products (2.4%)
Corn Products International, Inc.	76,300	3,404,506
Imperial Sugar Co.§	12,300	330,993
Sanderson Farms, Inc.§	25,300	1,008,711
Seaboard Corp.§	400	800,000
USANA Health Sciences, Inc.*§	15,200	613,472
		6,157,682

Gas Utilities (3.0%)
Atmos Energy Corp.	41,100	1,153,677
Energen Corp.	57,900	3,063,489
Southern Union Co.	49,300	1,522,384
Southwest Gas Corp.	19,300	599,844
UGI Corp.	47,900	1,236,299
		7,575,693

Healthcare Equipment & Supplies (5.4%)
ArthroCare Corp.*§	45,600	2,308,272
Haemonetics Corp.*	21,500	1,062,530
Hologic, Inc.*§	29,300	1,517,740
Immucor, Inc.*	15,900	495,444
LCA-Vision, Inc.§	21,500	763,465
Meridian Bioscience, Inc.§	88,999	1,987,348
Noven Pharmaceuticals, Inc.*	11,200	198,912
Palomar Medical Technologies, Inc.*§	19,000	606,670
Respironics, Inc.*	34,000	1,555,500
STERIS Corp.	19,400	530,590
SurModics, Inc.*§	35,300	1,619,211
Vital Signs, Inc.	9,800	509,698
West Pharmaceutical Services, Inc.	14,100	652,548
		13,807,928

Healthcare Providers & Services (4.5%)
Alliance Imaging, Inc.*	31,900	284,229
Amedisys, Inc.*§	31,199	1,180,882
Amerigroup Corp.*	39,200	1,085,056
AmSurg Corp.*	33,500	842,190
Apria Healthcare Group, Inc.*	14,000	367,080
Centene Corp.*	39,600	855,756
Gentiva Health Services, Inc.*§	33,500	668,995
Kindred Healthcare, Inc.*	9,500	254,410
Matria Healthcare, Inc.*§	14,400	371,952
MedCath Corp.*§	21,400	648,206
Molina Healthcare, Inc.*§	9,100	285,649
National Healthcare Corp.§	7,900	412,064
Omnicell, Inc.*	27,100	647,148
PARAXEL International Corp.*	39,000	1,576,770
Pediatrix Medical Group, Inc.*	22,700	1,224,892
Sunrise Senior Living, Inc.*§	20,500	815,080
		11,520,359

Hotels, Restaurants & Leisure (2.3%)
CBRL Group, Inc.	6,300	242,109
CEC Entertainment, Inc.*	14,600	430,846
Domino’s Pizza, Inc.§	45,400	869,410

	Number of
	Shares	Value

COMMON STOCKS
Hotels, Restaurants & Leisure
Jack in the Box, Inc.*	25,500	$1,631,745
Monarch Casino & Resort, Inc.*	28,800	814,752
O’Charley’s, Inc.	22,900	406,017
P.F. Chang’s China Bistro, Inc.*§	19,300	631,882
Ruby Tuesday, Inc.§	5,400	120,150
WMS Industries, Inc.*§	25,700	670,513
		5,817,424

Household Durables (0.9%)
American Greetings Corp. Class A§	19,900	492,127
Ethan Allen Interiors, Inc.§	15,400	526,064
Helen of Troy, Ltd.*	19,300	428,653
National Presto Industries, Inc.§	2,300	129,145
Toro Co.	13,900	781,458
		2,357,447

Industrial Conglomerates (0.6%)
Chemed Corp.	13,700	866,936
Lydall, Inc.*	27,300	315,315
Tredegar Corp.§	19,400	356,184
		1,538,435

Insurance (4.0%)
Argonaut Group, Inc.	9,400	258,782
Delphi Financial Group, Inc. Class A§	36,700	1,474,239
HealthExtras, Inc.*	22,700	609,041
IPC Holdings, Ltd.§	8,500	210,885
Max Capital Group, Ltd.	40,100	1,047,011
Odyssey Re Holdings Corp.	14,100	496,320
Philadelphia Consolidated Holding Corp.*	39,900	1,441,986
Phoenix Companies, Inc.	25,900	357,161
Platinum Underwriters Holdings, Ltd.	7,900	262,280
ProAssurance Corp.*§	23,000	1,135,740
RLI Corp.	9,000	522,000
Safety Insurance Group, Inc.§	23,400	779,220
Selective Insurance Group, Inc.	26,600	545,832
Tower Group, Inc.§	8,700	230,550
Triad Guaranty, Inc.*§	9,400	259,158
Zenith National Insurance Corp.§	17,300	698,228
		10,328,433

Internet & Catalog Retail (0.3%)
Insight Enterprises, Inc.*	22,600	509,856
Systemax, Inc.§	7,500	156,375
		666,231

Internet Software & Services (1.3%)
Digital River, Inc.*	7,700	346,577
j2 Global Communications, Inc.*	33,900	1,106,496
NETGEAR, Inc.*	15,500	428,730
United Online, Inc.§	97,300	1,373,876
ValueClick, Inc.*	9,100	194,558
		3,450,237

IT Consulting & Services (0.4%)
Sykes Enterprises, Inc.*	42,300	708,102
Syntel, Inc.	12,000	432,120
		1,140,222

Leisure Equipment & Products (1.0%)
Build-A-Bear Workshop, Inc.*	28,800	576,000
JAKKS Pacific, Inc.*§	42,200	1,000,562

	Number of
	Shares	Value

COMMON STOCKS
Leisure Equipment & Products
RC2 Corp.*	26,900	$952,529
		2,529,091

Machinery (8.7%)
Applied Industrial Technologies, Inc.	31,400	891,446
Astec Industries, Inc.*	15,200	792,984
Barnes Group, Inc.§	33,800	1,054,560
Cascade Corp.	13,100	888,049
Ceradyne, Inc.*§	45,700	3,410,591
Columbus McKinnon Corp.*	16,800	430,920
Dionex Corp.*§	9,700	659,697
EnPro Industries, Inc.*§	39,900	1,571,262
Esterline Technologies Corp.*	11,700	541,593
FreightCar America, Inc.	15,600	737,412
Gardner Denver, Inc.*	76,500	3,181,635
Hurco Companies, Inc.*	13,400	624,172
Kaydon Corp.§	13,100	697,051
Manitowoc Company, Inc.	54,400	4,225,248
Mueller Industries, Inc.	56,900	2,098,472
RBC Bearings, Inc.*	13,200	504,372
		22,309,464

Marine (0.2%)
Hornbeck Offshore Services, Inc.*§	10,700	460,635

Media (0.3%)
InVentiv Health, Inc.*§	21,500	762,820

Metals & Mining (3.7%)
Brush Engineered Materials, Inc.*§	9,400	355,978
Carpenter Technology Corp.§	4,800	569,712
Century Aluminum Co.*	36,800	1,896,672
Cleveland-Cliffs, Inc.§	36,400	2,521,428
Coeur d’Alene Mines Corp.*§	104,200	407,422
GrafTech International, Ltd.*	25,900	401,191
Hecla Mining Co.*§	30,500	239,425
Massey Energy Co.	47,800	1,020,530
Quanex Corp.§	44,400	2,000,664
		9,413,022

Oil & Gas (4.2%)
Alon USA Energy, Inc.§	13,300	474,411
ATP Oil & Gas Corp.*§	9,300	422,127
Cabot Oil & Gas Corp.	14,300	489,060
Delek US Holdings, Inc.§	72,200	1,911,856
Helix Energy Solutions Group, Inc.*§	76,000	2,960,200
Mariner Energy, Inc.*	47,900	1,012,127
Petroleum Development Corp.*§	9,600	387,264
Rosetta Resources, Inc.*§	35,200	633,952
Swift Energy Co.*§	44,300	1,893,382
Western Refining, Inc.§	10,000	555,000
		10,739,379

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*	62,600	959,658

Personal Products (0.1%)
Mannatech, Inc.§	16,400	154,324

Pharmaceuticals (1.4%)
K-V Pharmaceutical Co. Class A*§	39,900	1,090,866
MGI Pharma, Inc.*	36,300	908,589
Salix Pharmaceuticals, Ltd.*§	10,400	114,608

	Number of
	Shares	Value

COMMON STOCKS
Pharmaceuticals
Sciele Pharma, Inc.*§	64,500	$1,495,755
		3,609,818

Real Estate (1.3%)
Avatar Holdings, Inc.*§	3,800	246,734
Cousins Properties, Inc.	9,200	236,532
Entertainment Properties Trust	23,400	1,042,470
Kilroy Realty Corp.	5,300	341,479
Lexington Realty Trust	20,500	386,835
National Health Investors, Inc.§	8,200	259,120
National Retail Properties, Inc.§	36,200	784,092
		3,297,262

Road & Rail (1.1%)
Arkansas Best Corp.§	32,300	1,163,769
Genesee & Wyoming, Inc. Class A*	26,300	674,595
Kansas City Southern*§	21,300	735,063
Old Dominion Freight Line, Inc.*	12,800	369,408
		2,942,835

Semiconductor Equipment & Products (4.9%)
Advanced Energy Industries, Inc.*	76,200	1,349,502
Amis Holdings, Inc.*	30,400	313,424
Amkor Technology, Inc.*§	58,200	719,352
Brooks Automation, Inc.*	35,500	623,735
Cymer, Inc.*	37,000	1,581,750
Kulicke and Soffa Industries, Inc.*	26,100	244,296
Mattson Technology, Inc.*	26,500	263,940
Micrel, Inc.	20,800	215,280
MKS Instruments, Inc.*	64,400	1,461,880
OmniVision Technologies, Inc.*§	14,700	252,399
ON Semiconductor Corp.*§	77,900	920,778
Photronics, Inc.*§	46,700	654,734
Standard Microsystems Corp.*	10,200	340,578
Supertex, Inc.*§	6,700	233,897
Tessera Technologies, Inc.*	6,500	267,345
Varian Semiconductor Equipment Associates, Inc.*	61,949	2,911,603
Zoran Corp.*	14,600	275,210
		12,629,703

Software (2.2%)
Aspen Technology, Inc.*	39,100	484,840
EPIQ Systems, Inc.*§	26,000	443,300
Informatica Corp.*	57,400	800,156
MICROS Systems, Inc.*	18,800	1,001,664
Progress Software Corp.*§	18,600	562,650
SPSS, Inc.*	15,800	648,432
THQ, Inc.*	30,700	882,932
Vasco Data Security International, Inc.*§	27,600	730,572
		5,554,546

Specialty Retail (3.2%)
Aeropostale, Inc.*	27,000	1,028,160
Asbury Automotive Group, Inc.	17,600	389,312
Charlotte Russe Holding, Inc.*	14,900	264,773
Children’s Place Retail Stores, Inc.*	10,900	371,799
Dress Barn, Inc.*§	56,000	1,018,640
Gymboree Corp.*	40,700	1,752,135
Jos. A. Bank Clothiers, Inc.*§	11,700	403,650
Men’s Wearhouse, Inc.	37,300	1,842,620
Select Comfort Corp.*§	22,900	365,026
Tractor Supply Co.*§	16,500	784,080
		8,220,195

	Number of
	Shares	Value

COMMON STOCKS
Textiles & Apparel (2.2%)
Columbia Sportswear Co.§	6,000	$376,200
Crocs, Inc.*§	31,000	1,838,920
Deckers Outdoor Corp.*§	13,000	1,340,300
Guess?, Inc.	14,200	674,358
Oxford Industries, Inc.	7,800	315,120
True Religion Apparel, Inc.*	6,700	123,012
Warnaco Group, Inc.*	17,900	646,369
Wolverine World Wide, Inc.	16,000	432,960
		5,747,239

Tobacco (0.5%)
Universal Corp.	15,800	872,318
Vector Group, Ltd.§	20,900	447,260
		1,319,578

Wireless Telecommunication Services (0.6%)
Syniverse Holdings, Inc.*	47,200	634,840
USA Mobility, Inc.*	39,100	933,317
		1,568,157
TOTAL COMMON STOCKS (Cost $247,060,778)		253,247,385

SHORT-TERM INVESTMENTS (24.8%)
State Street Navigator Prime Portfolio§§	61,504,195	61,504,195

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/07	$1,959	1,959,000

TOTAL SHORT-TERM INVESTMENTS (Cost $63,463,195)		63,463,195

TOTAL INVESTMENTS AT VALUE (123.8%) (Cost $310,523,973)		316,710,580

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.8%)		(60,931,647)

NET ASSETS (100.0%)		$255,778,933

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $310,523,973, $22,159,637, $(15,973,030) and $6,186,607, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Large Cap Value Fund

Schedule of Investments

July 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.4%)
Aerospace & Defense (1.5%)
L-3 Communications Holdings, Inc.	21,100	$2,058,516
Raytheon Co.	42,000	2,325,120
		4,383,636

Air Freight & Couriers (1.1%)
FedEx Corp.	8,300	919,142
Ryder System, Inc.	41,900	2,278,103
		3,197,245

Auto Components (1.2%)
Autoliv, Inc.	41,600	2,326,688
BorgWarner, Inc.	10,700	925,015
TRW Automotive Holdings Corp.*	8,700	285,969
		3,537,672

Banks (7.6%)
Bank of America Corp.	196,449	9,315,612
Marshall & Ilsley Corp.	9,600	395,616
Northern Trust Corp.	9,100	568,386
PNC Financial Services Group, Inc.§	39,800	2,652,670
Synovus Financial Corp.§	70,500	1,971,180
Wachovia Corp.	33,000	1,557,930
Wells Fargo & Co.	181,400	6,125,878
		22,587,272

Beverages (1.8%)
Molson Coors Brewing Co. Class B	27,600	2,454,744
Pepsi Bottling Group, Inc.	68,200	2,281,972
PepsiAmericas, Inc.	20,800	575,536
		5,312,252

Biotechnology (0.1%)
Biogen Idec, Inc.*§	6,200	350,548

Chemicals (1.6%)
Ashland, Inc.	19,600	1,196,776
Cabot Corp.	16,300	658,194
Dow Chemical Co.	16,900	734,812
Lubrizol Corp.§	27,000	1,691,820
Rohm and Haas Co.§	6,800	384,336
		4,665,938

Commercial Services & Supplies (0.5%)
Korn/Ferry International*	20,500	484,415
Steelcase, Inc. Class A§	63,600	1,107,276
		1,591,691

Commingled Fund (0.9%)
iShares Russell 1000 Value Index Fund	32,600	2,689,500

Communications Equipment (0.6%)
Harris Corp.	31,500	1,728,720

Computers & Peripherals (1.8%)
Hewlett-Packard Co.	53,700	2,471,811
International Business Machines Corp.§	17,100	1,892,115
Lexmark International, Inc. Class A*§	7,900	312,366
Network Appliance, Inc.*	19,100	541,294
		5,217,586

Diversified Financials (13.5%)
Citigroup, Inc.	227,200	10,580,704

	Number of Shares	Value

COMMON STOCKS
Diversified Financials
Countrywide Financial Corp.	55,200	$1,554,984
Fannie Mae	4,700	281,248
Freddie Mac	53,000	3,035,310
Goldman Sachs Group, Inc.	21,100	3,973,974
JPMorgan Chase & Co.	188,600	8,300,286
Lehman Brothers Holdings, Inc.	48,000	2,976,000
Merrill Lynch & Company, Inc.§	55,000	4,081,000
Morgan Stanley	69,200	4,419,804
Western Union Co.	38,100	760,095
		39,963,405

Diversified Telecommunication Services (5.0%)
AT&T, Inc.	216,505	8,478,336
CenturyTel, Inc.	30,700	1,408,209
Qwest Communications International, Inc.*§	149,900	1,278,647
Sprint Nextel Corp.	20,600	422,918
Verizon Communications, Inc.	72,100	3,072,902
		14,661,012

Electric Utilities (4.2%)
Alliant Energy Corp.§	49,100	1,814,245
Ameren Corp.	21,900	1,050,762
Constellation Energy Group	12,600	1,055,880
Edison International	5,600	296,184
FirstEnergy Corp.	38,900	2,363,175
FPL Group, Inc.	8,900	513,797
Pepco Holdings, Inc.	60,800	1,645,856
PG&E Corp.	65,100	2,786,931
Public Service Enterprise Group, Inc.	10,900	939,035
		12,465,865

Electronic Equipment & Instruments (0.3%)
Tektronix, Inc.§	27,600	906,660

Energy Equipment & Services (0.8%)
ENSCO International, Inc.	36,800	2,247,376

Food & Drug Retailing (1.6%)
Kroger Co.	83,400	2,165,064
Safeway, Inc.	83,200	2,651,584
		4,816,648

Food Products (1.1%)
Corn Products International, Inc.	54,700	2,440,714
Dean Foods Co.§	19,700	566,769
J.M. Smucker Co.§	5,300	295,793
		3,303,276

Gas Utilities (0.5%)
Energen Corp.	5,600	296,296
MDU Resources Group, Inc.	23,500	640,610
UGI Corp.	18,600	480,066
		1,416,972

Healthcare Equipment & Supplies (0.1%)
Applera Corp. - Applied Biosystems Group	11,100	346,542

Healthcare Providers & Services (2.3%)
Aetna, Inc.	50,000	2,403,500
Coventry Health Care, Inc.*	5,500	306,955
McKesson Corp.	24,900	1,438,224
WellPoint, Inc.*	37,100	2,786,952
		6,935,631

	Number of Shares	Value

COMMON STOCKS
Household Durables (0.7%)
Whirlpool Corp.§	21,300	$2,174,943

Household Products (2.3%)
Clorox Co.	34,500	2,085,870
Procter & Gamble Co.	78,400	4,849,824
		6,935,694

Industrial Conglomerates (4.1%)
General Electric Co.	312,300	12,104,748

Insurance (11.5%)
Allstate Corp.	22,900	1,217,135
American Financial Group, Inc.§	36,750	1,032,307
American International Group, Inc.	54,800	3,517,064
Arthur J. Gallagher & Co.§	31,200	860,496
Assurant, Inc.§	47,400	2,404,128
Axis Capital Holdings, Ltd.	51,600	1,901,460
Endurance Specialty Holdings, Ltd.	43,200	1,615,680
Genworth Financial, Inc. Class A	68,700	2,096,724
Hartford Financial Services Group, Inc.	31,000	2,847,970
HCC Insurance Holdings, Inc.	77,600	2,272,128
Loews Corp.	61,700	2,924,580
PartnerRe, Ltd.§	33,200	2,358,196
Prudential Financial, Inc.	38,900	3,447,707
Reinsurance Group of America, Inc.§	27,000	1,439,370
RenaissanceRe Holdings, Ltd.§	17,200	989,000
StanCorp Financial Group, Inc.	13,400	629,264
Torchmark Corp.	14,200	873,868
Travelers Companies, Inc.	5,700	289,446
W.R. Berkley Corp.	29,900	879,658
XL Capital, Ltd. Class A	3,900	303,654
		33,899,835

IT Consulting & Services (1.9%)
Accenture, Ltd. Class A	29,600	1,247,048
Computer Sciences Corp.*§	34,900	1,943,232
Electronic Data Systems Corp.	87,700	2,367,023
		5,557,303

Leisure Equipment & Products (0.1%)
Hasbro, Inc.§	11,400	319,428

Machinery (1.2%)
AGCO Corp.*§	21,400	822,402
Cummins, Inc.	2,700	320,490
Parker Hannifin Corp.	23,500	2,318,980
		3,461,872

Media (3.4%)
DirecTV Group, Inc.*	17,700	396,657
EchoStar Communications Corp. Class A*	41,400	1,750,806
News Corp. Class A	127,300	2,688,576
Time Warner, Inc.	163,700	3,152,862
Walt Disney Co.	60,900	2,009,700
		9,998,601

Metals & Mining (1.0%)
Nucor Corp.	50,500	2,535,100
United States Steel Corp.	5,200	511,108
		3,046,208

	Number of Shares	Value

COMMON STOCKS
Multiline Retail (0.1%)
Kohl’s Corp.*	4,500	$273,600

Oil & Gas (14.6%)
Apache Corp.	6,400	517,376
Chevron Corp.	113,100	9,642,906
Cimarex Energy Co.§	37,700	1,426,945
ConocoPhillips	77,500	6,265,100
Continental Resources, Inc.*	24,100	379,093
Devon Energy Corp.	9,700	723,717
Exxon Mobil Corp.	212,500	18,090,125
Marathon Oil Corp.	66,200	3,654,240
Valero Energy Corp.	38,800	2,599,988
		43,299,490

Paper & Forest Products (0.3%)
International Paper Co.§	19,600	726,572

Pharmaceuticals (5.4%)
Forest Laboratories, Inc.*	23,900	960,780
Johnson & Johnson	37,900	2,292,950
King Pharmaceuticals, Inc.*	55,100	937,251
Merck & Company, Inc.	39,700	1,971,105
Mylan Laboratories, Inc.	20,200	323,806
Pfizer, Inc.	378,100	8,889,131
Watson Pharmaceuticals, Inc.*	23,400	711,828
		16,086,851

Real Estate (0.3%)
Boston Properties, Inc.	2,900	274,021
ProLogis	10,400	591,760
		865,781

Road & Rail (0.9%)
Union Pacific Corp.	11,400	1,358,196
YRC Worldwide, Inc.*§	40,500	1,300,860
		2,659,056

Semiconductor Equipment & Products (1.4%)
Novellus Systems, Inc.*§	61,300	1,748,276
Teradyne, Inc.*§	145,500	2,282,895
		4,031,171

Specialty Retail (0.8%)
Sherwin-Williams Co.	35,400	2,467,026

Tobacco (1.1%)
Altria Group, Inc.	12,700	844,169
Loews Corp. Carolina Group	32,000	2,425,280
		3,269,449

Wireless Telecommunication Services (0.2%)
United States Cellular Corp.*§	7,300	708,100

TOTAL COMMON STOCKS (Cost $265,654,275)		294,211,175

SHORT-TERM INVESTMENTS (11.7%)
State Street Navigator Prime Portfolio§§	32,763,873	32,763,873

	Par (000)
SHORT-TERM INVESTMENTS
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/07	$ 1,807	1,807,000

TOTAL SHORT-TERM INVESTMENTS (Cost $34,570,873)		34,570,873

TOTAL INVESTMENTS AT VALUE (111.1%) (Cost $300,225,148)		328,782,048

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.1%)		(32,806,744)

NET ASSETS (100.0%)		$295,975,304

*        Non-income producing security.

§        Security or portion thereof is out on loan.

§§      Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $300,225,148, $39,329,099, $(10,772,199) and $28,556,900, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Absolute Return Fund

Schedule of Investments

July 31, 2007 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (64.0%)
Commingled Funds (64.0%)
iPATH Dow Jones-AIG Commodity Index Total Return ETN*	2,460	$127,157
iShares Lehman 7-10 Year Treasury Bond Fund	11,030	911,299
iShares MSCI Emerging Markets Index	9,651	1,279,433
iShares MSCI EMU Index Fund	6,130	698,820
iShares S&P 500 Index Fund	4,450	648,410

TOTAL COMMON STOCKS (Cost $3,575,654)		3,665,119

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%
COMMERCIAL PAPER (12.7%)
Asset Backed (8.4%)
$ 480	Park Avenue Receivables Corp.	(A-1, P-1)	08/14/07	5.303	479,085

Finance (4.3%)
250	American Honda Finance Corp.	(A-1, P-1)	08/09/07	5.252	249,709

TOTAL COMMERCIAL PAPER (Cost $728,794)					728,794

UNITED STATES AGENCY OBLIGATIONS (25.0%)
450	Fannie Mae Discount Notes	(AAA, Aaa)	08/10/07	5.152	449,422
500	Fannie Mae Discount Notes	(AAA, Aaa)	12/05/07	5.109	491,188
500	Freddie Mac Discount Notes	(AAA, Aaa)	12/07/07	5.153	491,049
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $1,431,474)					1,431,659

SHORT-TERM INVESTMENT (92.7%)
5,312	State Street Bank and Trust Co. Euro Time Deposit (Cost $5,312,000)	08/01/07	4.100	5,312,000

TOTAL INVESTMENTS AT VALUE (194.4%) (Cost $11,047,922)				11,137,572

LIABILITIES IN EXCESS OF OTHER ASSETS (-94.4%)				(5,407,224)

NET ASSETS (100.0%)				$5,730,348

INVESTMENT ABBREVIATION

ETN = Exchange Traded Note

†     Credit ratings given by The Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

*      Non-income producing security.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $11,047,922, $108,812, $(19,162) and $89,650, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007